Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade and other receivables, gross	$ 692	$ 680
Allowance for credit losses	(7)	(11)	$ (15)	$ (16)
Trade and other receivables, net	$ 685	$ 670